Allowance for Probable Loan Losses (Details 5) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing receivable recorded investment
Past due 30-59 days	$ 19,891,000	$ 19,507,000
Past due 60-89 days	5,330,000	28,372,000
Past due 90 days or greater	60,537,000	42,357,000
Past due 90 days or greater and still accruing	7,197,000	15,033,000	14,288,000
Past due, total	85,758,000	90,236,000
Loans, current	5,113,477,000	4,684,768,000
Total loans	5,199,235,000	4,775,004,000
Commercial
Financing receivable recorded investment
Past due 30-59 days	4,240,000	4,393,000
Past due 60-89 days	538,000	471,000
Past due 90 days or greater	36,066,000	3,386,000
Past due 90 days or greater and still accruing	2,051,000	2,689,000
Past due, total	40,844,000	8,250,000
Loans, current	1,001,798,000	760,860,000
Total loans	1,042,642,000	769,110,000
Commercial real estate: other construction and land development
Financing receivable recorded investment
Past due 30-59 days	1,042,000	1,107,000
Past due 60-89 days		2,300,000
Past due 90 days or greater	9,942,000	24,225,000
Past due 90 days or greater and still accruing	62,000	497,000
Past due, total	10,984,000	27,632,000
Loans, current	1,197,524,000	1,120,037,000
Total loans	1,208,508,000	1,147,669,000
Commercial real estate: farmland and commercial
Financing receivable recorded investment
Past due 30-59 days	6,216,000	3,127,000
Past due 60-89 days	520,000	21,272,000
Past due 90 days or greater	6,990,000	2,310,000
Past due 90 days or greater and still accruing	417,000	929,000
Past due, total	13,726,000	26,709,000
Loans, current	1,736,313,000	1,646,613,000
Total loans	1,750,039,000	1,673,322,000
Commercial real estate: multifamily
Financing receivable recorded investment
Past due 30-59 days	39,000	685,000
Past due 60-89 days	142,000
Past due 90 days or greater	295,000	353,000
Past due, total	476,000	1,038,000
Loans, current	101,622,000	81,910,000
Total loans	102,098,000	82,948,000
Residential: first lien
Financing receivable recorded investment
Past due 30-59 days	4,758,000	4,305,000
Past due 60-89 days	3,046,000	2,510,000
Past due 90 days or greater	4,541,000	10,645,000
Past due 90 days or greater and still accruing	3,518,000	9,657,000
Past due, total	12,345,000	17,460,000
Loans, current	426,117,000	439,271,000
Total loans	438,462,000	456,731,000
Residential: junior lien
Financing receivable recorded investment
Past due 30-59 days	606,000	2,035,000
Past due 60-89 days	198,000	410,000
Past due 90 days or greater	1,900,000	259,000
Past due 90 days or greater and still accruing	368,000	115,000
Past due, total	2,704,000	2,704,000
Loans, current	406,526,000	379,032,000
Total loans	409,230,000	381,736,000
Consumer
Financing receivable recorded investment
Past due 30-59 days	1,523,000	1,598,000
Past due 60-89 days	469,000	404,000
Past due 90 days or greater	803,000	915,000
Past due 90 days or greater and still accruing	781,000	882,000
Past due, total	2,795,000	2,917,000
Loans, current	63,619,000	71,597,000
Total loans	66,414,000	74,514,000
Foreign
Financing receivable recorded investment
Past due 30-59 days	1,467,000	2,257,000
Past due 60-89 days	417,000	1,005,000
Past due 90 days or greater		264,000
Past due 90 days or greater and still accruing		264,000
Past due, total	1,884,000	3,526,000
Loans, current	179,958,000	185,448,000
Total loans	$ 181,842,000	$ 188,974,000